Leases Sales-Type Lessor Maturity Analysis (Details) $ in Millions	Dec. 31, 2023 USD ($)
Leases [Abstract]
Year 1	$ 1.9
Year 2	0.6
Year 3	0.3
After Year 3	0.4
Total lease receivables	$ 3.2